Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Sensitivity (Details) - Foreign currency - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives held within a designated cash flow hedge relationship
FINANCIAL RISK FACTORS
Effect of downward shift in exchange rates on other comprehensive income	€ 238	€ 135	€ 106
Effect of upward shift of exchange rate on other comprehensive income	(238)	(135)	(106)
Effect of downward shift in functional currency exchange rates on other comprehensive income	131	29	36
Effect of upward shift in functional currency exchange rates on other comprehensive income	€ (131)	€ (29)	€ (36)
Derivatives held within a designated cash flow hedge relationship | U.S. dollar
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Derivatives held within a designated cash flow hedge relationship | EUR
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Embedded derivatives
FINANCIAL RISK FACTORS
Effect of downward shift in exchange rates on other non-operating expense, net	€ 64	€ 31	€ 40
Effect of upward shift in exchange rates on other non-operating expense, net	€ (63)	€ (38)	€ (49)
Embedded derivatives | U.S. dollar
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Embedded derivatives | EUR
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in functional currency exchange rates on other non-operating expense, net	€ 48	€ 20	€ 32
Effect of upward shift in functional currency exchange rates on other non-operating expense, net	€ (48)	(20)	(32)
Unhedged monetary assets and liabilities
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%
Effect of downward shift in exchange rates on other non-operating expense, net	€ 112	63	15
Effect of upward shift in exchange rates on other non-operating expense, net	€ 112	€ 63	€ 15
Unhedged monetary assets and liabilities | U.S. dollar
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on other non-operating expense, net	€ (46)	€ (44)	€ (2)
Effect of upward shift in exchange rates on other non-operating expense, net	€ (46)	€ (44)	€ (2)